Statement of Financial Position, Classified (USD $)	Aug. 31, 2012	Aug. 31, 2011
Cash and Cash Equivalents, at Carrying Value	$ 46,955	$ 74,559
Inventory, Net	1,000
Assets, Current	47,955	74,559
Property, Plant and Equipment, Net	92,567	57,820
Indefinite-Lived Intangible Assets (Excluding Goodwill)	1,475,000
Deposits Assets, Noncurrent	14,000
Assets, Noncurrent	1,581,567	57,820
Assets	1,629,522	132,379
Accounts Payable, Current	7,487	6,091
NotesPayableRelatedPartiesCurrent	10,000	10,000
Liabilities, Current	17,487	16,091
Liabilities, Noncurrent	0	0
Liabilities	17,487	16,091
Common Stock, Value, Issued	8,722	7,559
Stock Subscriptions		63,910
Additional Paid in Capital, Common Stock	4,956,254	1,684,124
Retained Earnings (Accumulated Deficit)	(3,352,941)	(1,639,305)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	1,612,035	116,288
Common Stock, Shares Authorized	650,000,000	650,000,000
Common Stock, Shares Issued	87,218,106	75,590,749
Common Stock, Shares Outstanding	87,218,106	75,590,749
Common Stock, Value, Outstanding	8,722	7,559
Liabilities and Equity	$ 1,629,522	$ 132,379